Segment Disclosures Recon from Segment to Consolidated - Modified EBITDA (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		$ 4,003	$ 3,244	$ 2,447
Asset Retirement Obligation Accretion Expense For Nonregulated Operations		(28)	(17)	(14)
Depreciation and amortization expenses		(1,702)	(1,151)	(791)
Impairment of goodwill	$ (1,098)	(1,098)	0	0
Equity earnings (losses)		335	228	104
Impairment of equity-method investments		(1,359)	0	0
Other investing income (loss) – net		2	2	(1)
Proportional Modified EBITDA of equity-method investments		(699)	(431)	(209)
Interest Expense		(811)	(562)	(387)
(Provision) benefit for income taxes		(1)	(29)	(30)
Net income (loss)		(1,358)	1,284	1,119
Central [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Impairment of goodwill		(250)
Northeast G&P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Impairment of goodwill		(848)
West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Impairment of goodwill		0
Operating Segments [Member] | Central [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		840	419	0
Proportional Modified EBITDA of equity-method investments		(36)	(25)	0
Operating Segments [Member] | Northeast G&P [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		753	618	114
Proportional Modified EBITDA of equity-method investments		(349)	(198)	(15)
Operating Segments [Member] | Atlantic-Gulf [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		1,523	1,065	1,013
Proportional Modified EBITDA of equity-method investments		(257)	(151)	(144)
Operating Segments [Member] | West [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		557	823	924
Proportional Modified EBITDA of equity-method investments		0	0	0
Operating Segments [Member] | NGL & Petchem Services [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		321	324	395
Proportional Modified EBITDA of equity-method investments		(42)	(50)	(50)
Corporate, Non-Segment [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		$ 9	$ (5)	$ 1